Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	KINETICS MUTUAL FUNDS INC
Central Index Key	0001083387
Amendment Flag	false
Document Creation Date	May 01, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017
No Load Class Prospectus | Kinetics Alternative Income Fund | No Load Class
Prospectus:
Trading Symbol	KWINX
No Load Class Prospectus | Kinetics Internet Fund | No Load Class
Prospectus:
Trading Symbol	WWWFX
No Load Class Prospectus | Kinetics Global Fund | No Load Class
Prospectus:
Trading Symbol	WWWEX
No Load Class Prospectus | Kinetics Paradigm Fund | No Load Class
Prospectus:
Trading Symbol	WWNPX
No Load Class Prospectus | Kinetics Medical Fund | No Load Class
Prospectus:
Trading Symbol	MEDRX
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | No Load Class
Prospectus:
Trading Symbol	KSCOX
No Load Class Prospectus | Kinetics Market Opportunities Fund | No Load Class
Prospectus:
Trading Symbol	KMKNX
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | No Load
Prospectus:
Trading Symbol	KMDNX
Institutional Class Prospectus | Kinetics Alternative Income Fund | Institutional Class
Prospectus:
Trading Symbol	KWIIX
Institutional Class Prospectus | Kinetics Paradigm Fund | Institutional Class
Prospectus:
Trading Symbol	KNPYX
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	KSCYX
Institutional Class Prospectus | Kinetics Market Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	KMKYX
Institutional Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Institutional Class
Prospectus:
Trading Symbol	KMDYX